Risk management and concentrations of risk (Tables)	9 Months Ended
Sep. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Interest Rate Derivatives [Table Text Block]
As of September 30, 2016, the following interest rate swap agreements were outstanding:

			Fair
			value		Fixed
	Interest		carrying		interest
	rate	Notional	amount		rate
(in thousands of U.S. dollars)	index	amount	liability	Term	(1)
LIBOR-based debt
Lampung interest rate swaps (2)	LIBOR	$178,974	(12,177)	Sept 2026	2.8%
Gallant interest rate swaps (2)	LIBOR	$136,500	(3,055)	Sept 2019	1.9%

1)	Excludes the margins paid on the floating-rate debt.
2)	All interest rate swaps are U.S. dollar denominated and principal amount reduces quarterly.

Schedule of Derivative Instruments [Table Text Block]
The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the consolidated and combined carve-out balance sheets.

	Current	Long-term
	liabilities:	liabilities:
	derivative	derivative
	financial	financial
(in thousands of U.S. dollars)	instruments	instruments
As of September 30, 2016
Interest rate swaps	$(4,103)	$(11,129)
As of December 31, 2015
Interest rate swaps	$(4,912)	$(5,855)

Derivative Instruments, Gain (Loss) [Table Text Block]
The following effects of cash flow hedges relating to interest rate swaps are included in gain on derivative financial instruments in the consolidated and combined carve-out statements of income for the three and nine months ended September 30, 2016 and 2015.

	Three months ended
	September 30, 2016
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	30	$30
Amortization of amount excluded from hedge effectiveness	—	701	701
Reclassification from accumulated other comprehensive income	—	(214)	(214)
Gain (loss) on derivative financial instruments	$—	517	$517

	Three months ended
	September 30, 2015
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	266	$266
Amortization of amount excluded from hedge effectiveness	—	302	302
Reclassification from accumulated other comprehensive income	—	(214)	(214)
Gain (loss) on derivative financial instruments	$—	354	$354

	Nine months ended
	September 30, 2016
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	12	$12
Amortization of amount excluded from hedge effectiveness	—	1,807	1,807
Reclassification from accumulated other comprehensive income	—	(641)	(641)
Gain (loss) on derivative financial instruments	$—	1,178	$1,178

	Nine months ended
	September 30, 2015
	Realized	Unrealized
	gains	gains
(in thousands of U.S. dollars)	(losses)	(losses)	Total
Interest rate swaps:
Ineffective portion of cash flow hedge	$—	(7)	$(7)
Amortization of amount excluded from hedge effectiveness	—	1,115	1,115
Reclassification from accumulated other comprehensive income	—	(641)	(641)
Gain (loss) on derivative financial instruments	$—	467	$467

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The effect of cash flow hedges relating to interest rate swaps and the related tax effects on other comprehensive income and changes in accumulated other comprehensive income (“OCI”) in the consolidated and combined carve-out statements of changes in partners’ capital/ owner’s equity is as follows for the periods ended and as of September 30, 2016 and 2015 included in the consolidated and combined carve-out statements of other comprehensive income.

	Cash Flow Hedge
	Before tax	Tax benefit		Accumulated
(in thousands of U.S. dollars)	gains (losses)	(expense)	Net of tax	OCI
Balance as of December 31, 2015	$(8,830)	1,589	(7,241)	$(7,241)
Effective portion of unrealized loss on cash flow hedge	(6,283)	—	(6,283)	(6,283)
Reclassification of amortization of cash flow hedge to earnings	641	(250)	391	391
Other comprehensive income for period	(5,642)	(250)	(5,892)	(5,892)
Balance as of September 30, 2016	$(14,472)	1,339	(13,133)	$(13,133)

	Cash Flow Hedge
	Before tax	Tax benefit		Accumulated
(in thousands of U.S. dollars)	gains (losses)	(expense)	Net of tax	OCI
Balance as of December 31, 2014	$(10,159)	1,984	(8,175)	$(8,175)
Effective portion of unrealized loss on cash flow hedge	(3,532)	—	(3,532)	(3,532)
Reclassification of amortization of cash flow hedge to earnings	641	(279)	362	362
Other comprehensive income for period	(2,891)	(279)	(3,170)	(3,170)
Balance as of September 30, 2015	$(13,050)	1,705	(11,345)	$(11,345)